Risk Management (Details) - Schedule of Market Risk Exposure - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Market risk – trading protfolio
Exposure to rate risk	$ 371,203	$ 441,688
Exposure to currency risk	9,130	1,535
Interest rate option risk
Currency option risk	3,167	1,145
Total exposure of trading portfolio	383,500	444,368
10% of RWA	479,374	555,460
Subtotal	862,874	999,828
Limit = Regulatory capital	6,978,733	6,759,047
Available margin	6,115,859	5,759,219
Market risk – short-term financial management portfolio
Short Term Exposure to Interest Rate Risk	97,410	193,895
Exposure to Infaltion Risk	161,222	112,523
Short-term exposure of financial management portfolio	258,632	306,418
Limit = 35% net (net income from interest and readjustments + interest rates sensitive commissions)	575,483	530,199
Available margin	316,851	223,781
Market risk – long-term financial management portfolio
Long Term Exposure to Interest Rate Risk	1,057,637	1,194,181
Limit = 35% Regulatory capital	2,442,556	2,365,666
Available margin	$ 1,384,919	$ 1,171,485